ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2025
Accounting Policies [Abstract]
SCHEDULE OF FIXED ASSETS STATED AT COST

Computer equipment	3 years
Furniture and fixtures	3 years
Office equipment	4 years
Warehouse equipment	5 years
Demo Devices	4 years
Vehicles	3 years
Leasehold improvements	5 years, the life of the lease

SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE

The following table presents information about our liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fell:

	Amount at	Fair Value Measurement Using
	Fair Value	Level 1	Level 2	Level 3
February 28, 2025
Assets
Investment at cost	$100,000	$50,000	$—	$50,000
Liabilities
Incentive compensation plan payable – revaluation of equity awards payable in Series G shares	$4,000,000	$—	$—	$4,000,000

February 29, 2024
Liabilities
Incentive compensation plan payable – revaluation of equity awards payable in Series G shares	$2,500,000	$—	$—	$2,500,000